Note 3 - Fair Value Measurements (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis $ in Thousands	Sep. 30, 2015 USD ($)
Assets
Total assets	$ 6,000
Liabilities
Total liabilities
Fair Value, Measurements, Recurring [Member]
Assets
Money market funds	$ 6,000
Fair Value, Inputs, Level 1 [Member]
Assets
Total assets	$ 6,000
Liabilities
Total liabilities
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Money market funds	$ 6,000
Fair Value, Inputs, Level 2 [Member]
Assets
Total assets
Liabilities
Total liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Money market funds
Fair Value, Inputs, Level 3 [Member]
Assets
Total assets
Liabilities
Total liabilities
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Money market funds